Subsequent Events [Text Block]	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]
33.	SUBSEQUENT EVENTS
Approval of Dividends
On June 29, 2021, the shareholders approved the payment of cash dividends of ¥12.5 per share of Common stock, totaling ¥160,918 million, that were payable on June 30, 2021, to the shareholders of record on March 31, 2021.